N-4	Jul. 11, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Massachusetts Mutual Variable Annuity Separate Account 4
Entity Central Index Key	0001052766
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Fixed Income	MML High Yield Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	1.14%(*)	12.82%	4.78%	4.26%

Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Fixed Income	MML High Yield Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	1.14%(*)	12.82%	4.78%	4.26%

MML High Yield Fund (Service Class I) [Member]
Prospectus:
Portfolio Company Name [Text Block]	MML High Yield Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	4.26%